Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Right of Use Assets
Summary of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2019 were as follows:

As of December 31,
2019
$
2020	5,383,508
2021	4,674,884
2022	4,095,928
2023	3,788,190
2024	3,714,168
Then thereafter	12,933,103

Total future lease payments	34,589,781
Impact of discounting remaining lease payments	(6,534,367)

Total lease liabilities	28,055,414
Lease liabilities, current	5,189,251
Lease liabilities, non-current	22,866,163

Summary of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2018 were as follows:

Year Ended December 31	Amount
$
2019	9,497,215
2020	8,868,145
2021	5,559,309
2022	3,881,140
2023	3,881,140
Then thereafter	16,608,082
Total	48,295,031